INVENTORY - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Capitalized costs	$ 14,771	$ 25,785
Fair valuation adjustment, net	1,814	3,606
Carrying value	16,585	29,391
Work in progress [Member] | Bulk cannabis [Member]
Inventories [Line Items]
Capitalized costs	5,364	14,113
Fair valuation adjustment, net	1,265	3,336
Carrying value	6,629	17,449
Work in progress [Member] | Other cannabis products [Member]
Inventories [Line Items]
Capitalized costs		1,074
Fair valuation adjustment, net		0
Carrying value		1,074
Finished goods [Member] | Packaged dried cannabis [Member]
Inventories [Line Items]
Capitalized costs	8,665	8,974
Fair valuation adjustment, net	549	270
Carrying value	9,214	9,244
Finished goods [Member] | Other cannabis products [Member]
Inventories [Line Items]
Capitalized costs		744
Fair valuation adjustment, net		0
Carrying value		744
Finished goods [Member] | Other products [Member]
Inventories [Line Items]
Capitalized costs	742	880
Fair valuation adjustment, net	0	0
Carrying value	$ 742	$ 880